Disclosure of range of exercise prices of outstanding share options, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	64,874	57,382	48,252	38,185
Weighted average remaining contractual life	7 years 5 months 26 days	7 years 7 months 20 days	7 years 9 months 25 days
1.01 - 2.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	210	811	893
Weighted average remaining contractual life	5 months 1 day	1 year 3 months 14 days	2 years 3 months 18 days
2.01 - 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	76	283	470
Weighted average remaining contractual life	1 year 10 months 9 days	2 years 9 months 18 days	3 years 8 months 26 days
3.01 - 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	11,045	14,805	19,311
Weighted average remaining contractual life	5 years 10 months 17 days	6 years 11 months 8 days	7 years 9 months 14 days
4.01 - 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	16,092	18,673	20,108
Weighted average remaining contractual life	7 years 4 months 28 days	8 years	8 years 9 months 3 days
5.01 - 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	31,292	15,991	592
Weighted average remaining contractual life	8 years 7 months 24 days	9 years 3 days	5 years 9 months 25 days
6.01 - 7.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	2,023	2,227	1,868
Weighted average remaining contractual life	6 years 5 months 1 day	7 years 3 months 3 days	6 years 6 months 21 days
7.01 - 8.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	2,098	2,554	2,972
Weighted average remaining contractual life	4 years 3 months 25 days	5 years 3 months 14 days	6 years 3 months 10 days
8.01 - 9.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	2,038	2,038	2,038
Weighted average remaining contractual life	4 years 2 months 15 days	5 years 2 months 15 days	6 years 2 months 15 days